Supplemental Cash Flow Note	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Note	As discussed in Note 6. Acquisitions and Other Business Arrangements, PMI’s 2010 business combination in the Philippines was a non-cash transaction.